Consolidated statement of comprehensive loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net loss attributable to owners of the parent	€ (430)	€ (34)	€ (581)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	(15)	(8)	4
Change in net unrealized gain or loss on cash flow hedging instruments	14	(1)	1
Change in foreign currency translation adjustment	83	71	(43)
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Gains/(losses) in the fair value of long term investments	190	(981)	615
Change in fair value of Exchangeable Notes attributable to changes in credit risk	3	0	0
Other comprehensive income/(loss) for the year (net of tax)	275	(919)	577
Total comprehensive loss for the year attributable to owners of the parent	€ (155)	€ (953)	€ (4)